Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13 — SHAREHOLDERS’ EQUITY

Ordinary Shares

Chanson International (formerly known as RON Holding Limited) was incorporated under the laws of the Cayman Islands on July 26, 2019. Upon incorporation, the authorized share capital of the Company was $50,000 divided into 50,000 ordinary shares of par value $1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On March 27, 2021, the Company’s shareholders and board of directors approved (i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the Company was amended to $50,000 divided into 50,000,000 ordinary shares of par value $0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B ordinary shares, par value $0.001 per share (“Class B Ordinary Shares”, and collectively with Class A Ordinary Shares, “Ordinary Shares”). Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

On March 12, 2025, the Company’s shareholders resolved to increase the authorized share capital from $50,000 divided into 5,500 (Pre-Reverse Share Split 44,000,000) Class A Ordinary Shares of $8.0 (Pre-Reverse Share Split $0.001) par value each and 750 (Pre-Reverse Share Split 6,000,000) Class B Ordinary Shares of $8.0 (Pre-Reverse Share Split $0.001) par value each, to $5,000,000 divided into 550,000 (Pre-Reverse Share Split 4,400,000,000) Class A Ordinary Shares of $8.0 (Pre-Reverse Share Split $0.001) par value each and 75,000 (Pre-Reverse Share Split 600,000,000) Class B Ordinary Shares of $8.0 (Pre-Reverse Share Split $0.001) par value each.

On August 1, 2025, the Company’s board of directors approved a 1-for-80 reverse stock split of its ordinary shares, which became effective on August 18, 2025 (the “2025 Reverse Share Split”). As a result of the 2025 Reverse Share Split, each of the eighty pre-split ordinary shares outstanding automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders. No fractional shares were issued to any shareholders in connection with the Reverse Share Split. Each shareholder received one share of the Company in lieu of the fractional share that would have resulted from the Reverse Share Split. As a result of the 2025 Reverse Share Split, the par value changed from $0.1 (Pre-2026 Reverse Share Split $0.001) to $8.0 (Pre-2026 Reverse Share Split $0.08) accordingly. At the same time, the Company’s authorized share capital changed from $5,000,000 divided into 44,000,000 (Pre-2026 Reverse Share Split 4,400,000,000) Class A Ordinary Shares of $0.1 (Pre-2026 Reverse Share Split $0.001) par value each and 6,000,000 (Pre-2026 Reverse Share Split 600,000,000) Class B ordinary shares of $0.1 (Pre-2026 Reverse Share Split $0.001) par value each, to $5,000,000 divided into 550,000 (Pre-2026 Reverse Share Split 55,000,000) Class A Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each and 75,000 (Pre-2026 Reverse Share Split 7,500,000) Class B Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each. The Company has retroactively restated all shares and per share data for all periods presented.

On November 12, 2025, the Company’s shareholders resolved to increase the authorized share capital from $5,000,000 divided into 550,000 (Pre-2026 Reverse Share Split 55,000,000) Class A Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each and 75,000 (Pre-2026 Reverse Share Split 7,500,000) Class B Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each to $165,000,000 divided into 20,550,000 (Pre-2026 Reverse Share Split 2,055,000,000) Class A Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each and 75,000 (Pre-2026 Reverse Share Split 7,500,000) Class B Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each.

On January 6, 2026, the Company entered into a sales agreement (the “Sales Agreement”), with AC Sunshine Securities LLC (the “Sales Agent”) to act as its sales agent in connection with an at-the-market (“ATM”) offering program. Pursuant to the Sales Agreement, the Company may offer and sell, from time to time, to or through the Sales Agent, Class A Ordinary Shares, par value $8.0 (Pre-2026 Reverse Share Split $0.08) per share, for an aggregate offering price of up to $219,375,000 (the “Offered Shares”). In April 2026, 3,250,000 Class A Ordinary Shares (Pre-2026 Reverse Share Split 325,000,000) were issued under the Sales Agreement. On May 28, 2026, the Company surrendered 1,317,429 Class A Ordinary Shares for no consideration. As of June 30, 2026, net proceeds of approximately $13.0 million were fully received after deducting offering expenses and commissions. Subsequent to June 30, 2026, an additional 93,720 Class A Ordinary Shares were issued, with related additional net proceeds of approximately $0.1 million received in July 2026.

On February 23, 2026, the Company’s shareholders resolved a series resolution relating to the reduction and reorganization of the Company’s share capital (the “Share Capital Reduction and Reorganization”), and on March 13, 2026, the Share Capital Reduction and Reorganization were approved by the Registrar of Companies of the Cayman Islands (the “Cayman Registrar”). The principal components of the Share Capital Reduction and Reorganization are as follows:

1.	To increase the authorized share capital from $165,000,000 divided into 20,550,000 (Pre-2026 Reverse Share Split 2,055,000,000) Class A Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each and 75,000 (Pre-2026 Reverse Share Split 7,500,000) Class B Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each to $330,000,000 divided into 41,100,000 (Pre-2026 Reverse Share Split 4,110,000,000) Class A Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each and 150,000 (Pre-2026 Reverse Share Split 15,000,000) Class B Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each.

2.	The par value of each issued and outstanding Class A Ordinary Share of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each and Class B Ordinary Share of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each in the share capital of the Company be reduced to $0.01 (Pre-2026 Reverse Share Split $0.0001) by cancelling $7.99 (Pre-2026 Reverse Share Split $0.0799) of the paid-up capital on each of the issued and outstanding Class A Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each and Class B Ordinary Shares of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each (the “Share Capital Reduction”). Following the Share Capital Reduction, the amount deemed to be paid up on each issued and outstanding share of the Company shall be $0.01 (Pre-2026 Reverse Share Split $0.0001).

3.	Immediately following the Share Capital Reduction, each authorized but unissued Class A Ordinary Share of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each be subdivided into 8 (Pre-2026 Reverse Share Split 800) Class A Ordinary Shares of $0.01 (Pre-2026 Reverse Share Split $0.0001) par value each, and each authorized but unissued Class B Ordinary Share of $8.0 (Pre-2026 Reverse Share Split $0.08) par value each be subdivided into 8 (Pre-2026 Reverse Share Split 800) Class B Ordinary Shares of $0.01 (Pre-2026 Reverse Share Split $0.0001) par value each (the “Subdivision”).

4.	Immediately following the Subdivision, the authorized share capital of the Company be altered by the cancellation of such number of unissued Class A Ordinary Shares of $0.01 (Pre-2026 Reverse Share Split $0.0001) par value each and unissued Class B Ordinary Shares of $0.01 (Pre-2026 Reverse Share Split $0.0001) par value each that resulted in the Company having authorized share capital of $412,500 divided into 41,100,000 (Pre-2026 Reverse Share Split 4,110,000,000) Class A Ordinary Shares of $0.01 (Pre-2026 Reverse Share Split $0.0001) par value each and 150,000 (Pre-2026 Reverse Share Split 15,000,000) Class B Ordinary Shares of $0.01 (Pre-2026 Reverse Share Split $0.0001) par value each.

As a result of the Share Capital Reduction and Reorganization, the Company’s authorized share capital was $412,500 divided into 41,100,000 (Pre-2026 Reverse Share Split 4,110,000,000) Class A Ordinary Shares of $0.01 (Pre-2026 Reverse Share Split $0.0001) par value each and 150,000 (Pre-2026 Reverse Share Split 15,000,000) Class B Ordinary Shares of $0.01 (Pre-2026 Reverse Share Split $0.0001) par value each.

On May 5, 2026, the Company announced a 1-for-100 reverse stock split of its authorized, issued and outstanding ordinary shares, which became effective on May 7, 2026 (the “2026 Reverse Share Split”). Each 100 ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders. No fractional shares were issued to any shareholders in connection with the 2026 Reverse Share Split, and each shareholder was entitled to receive one share of the Company in lieu of the fractional share of that class that would have resulted from the 2026 Reverse Share Split. As a result of the 2026 Reverse Share Split, the Company’s authorized share capital was changed from $412,500 divided into 4,110,000,000 Class A Ordinary Shares of $0.0001 par value each and 15,000,000 Class B Ordinary Shares of $0.0001 par value each, to $412,500 divided into 41,100,000 Class A Ordinary Shares of $0.01 par value each and 150,000 Class B Ordinary Shares of $0.01 par value each. The Company has retroactively restated all shares and per share data for all periods presented.

Initial Public Offering

On April 3, 2023, the Company closed its IPO of 424 (Pre-Reverse Share Split 3,390,000) Class A Ordinary Shares at a public offering price of $32,000 (Pre-Reverse Share Split $4.0) per Class A Ordinary Share for the total gross proceeds of $13.6 million before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO were approximately $12.0 million. The Company’s Class A Ordinary Shares began trading on the Nasdaq Capital Market under the ticker symbol “CHSN” on March 30, 2023.

Representative Warrants

In connection with the Company’s IPO, the Company agreed to issue warrants to the representative of several underwriters (“Representative warrants”), exercisable for a period of four and a half years commencing six months from the date of commencement of sales of the offering, to purchase 8 (Pre-Reverse Share Split 67,800) Class A Ordinary Shares at $32,000 (Pre-Reverse Share Split $4.0) per Class A Ordinary Share. As the Representative warrants are considered indexed to the Company’s own stock and meet the criteria for equity classification according to ASC 815-40, therefore, the Representative warrants are classified as equity on the unaudited condensed consolidated balance sheets. The warrants classified as equity are not subject to remeasurement after initial recognition. On December 13, 2023, 4 (Pre-Reverse Share Split 35,319) Class A Ordinary Share were issued as the Representative warrants were fully exercised on a cashless basis.

Conversion of Ordinary Shares

On February 5, 2024, the Company’s shareholder Haily Global Limited elected to convert 34 (Pre-Reverse Share Split 270,000) Class B Ordinary Shares on a one-for-one basis into 34 (Pre-Reverse Share Split 270,000) Class A Ordinary Shares, which was duly approved by the Company’s board of directors.

Issuance of Ordinary Shares

On September 13, 2024, the Company entered into a securities purchase agreement with certain investors identified therein for a best efforts follow-on public offering of (i) 1,123 (Pre-Reverse Share Split 8,980,251) Class A Ordinary Shares, and (ii) 1,123 (Pre-Reverse Share Split 8,980,251) common warrants to purchase 1,123 (Pre-Reverse Share Split 8,980,251) Class A Ordinary Shares, at an exercise price of $7,776 (Pre-Reverse Share Split $0.972) per share, exercisable within one year anniversary of the closing of the offering. The Class A Ordinary Shares and common warrants were sold at a combined public offering price of $6,480 (Pre-Reverse Share Split $0.81) per share and accompanying warrants. The offering was closed on September 17, 2024, and the Company received aggregate gross proceeds of $7.3 million from the offering, before deducting offering expenses and commissions, excluding the exercise of any common warrants. During the year ended December 31, 2024, 737 (Pre-Reverse Share Split 5,894,137) Class A Ordinary Shares were issued as all the common warrants were exercised on a cashless basis.

On November 5, 2025, the Company entered into a securities purchase agreement with certain investors for a private placement offering of 375,000 (Pre-2026 Reverse Share Split 37,500,000) Class A Ordinary Shares at the subscription price of $80.0 (Pre-2026 Reverse Share Split $0.80) per Class A Ordinary Share. All of the Class A Ordinary Shares was issued on November 18, 2025, and the Company received aggregate gross proceeds of $30.0 million from the offering, before deducting offering expenses and commissions.

Issuance of the Equity Security Units

On June 13, 2025, the Company priced a best-efforts public offering for the sale of units as described below. The offering was comprised of 2,000 (Pre-Reverse Share Split 16,000,000) units (each a “Unit”), consisting of (i) one Class A Ordinary Share, or in lieu thereof, a pre-funded warrant (each a “Pre-Funded Warrant”); (ii) one series A warrant to purchase one Class A Ordinary Share (each a “Series A Warrant”); and (iii) one series B warrant to purchase one Class A Ordinary Share (each a “Series B Warrant”). The public offering price of the Units was $4,000 (Pre-Reverse Share Split $0.5) per Unit. The Pre-Funded Warrants will be immediately exercisable (subject to the beneficial ownership limitation) and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. Each of the Series A Warrants and the Series B Warrants would have an exercise price of $4,200 (Pre-Reverse Share Split $0.525) per Class A Ordinary Share and be exercisable beginning on the date of the issuance date and ending on the two and half anniversary of the issuance date. Additionally, holders of Series B Warrants may affect a “zero exercise price option,” under which up to 9,375 (Pre-Reverse Share Split 75,000,000) Class A Ordinary Shares may be issuable in aggregate under all Series B Warrants. The Company registered up to 13,375 (Pre-Reverse Share Split 107,000,000) Class A Ordinary Shares underlying the Pre-Funded Warrants, the Series A Warrants and the Series B Warrants. The offering was closed on June 16, 2025, and the Company received aggregate gross proceeds of $8.0 million from the offering, before deducting placement agent fees and other estimated expenses payable by the Company, excluding the exercise of any warrant offered. During the year ended December 31, 2025, 625 (Pre-Reverse Share Split 5,000,000) Class A Ordinary Shares were directly issued; 1,375 (Pre-Reverse Share Split 11,000,000) Class A Ordinary Shares were issued upon the exercise of all Pre-Funded Warrants; and 9,375 (Pre-Reverse Share Split 75,000,000) Class A Ordinary Shares were issued upon on the exercise of all Series B Warrants at zero exercise price option. No Series A Warrants had been exercised as of June 30, 2026.

As a result, the Company had 41,100,000 (Pre-2026 Reverse Share Split 4,110,000,000) authorized Class A Ordinary Shares of a par value of $0.01 (Pre-2026 Reverse Share Split $0.0001), of which 2,321,682 shares and 389,080 (Pre-2026 Reverse Share Split 38,907,905) Class A Ordinary Shares were issued and outstanding as of June 30, 2026 and December 31, 2025, respectively, and the Company had 150,000 (Pre-2026 Reverse Share Split 15,000,000) authorized Class B Ordinary Shares of a par value of $0.01 (Pre-2026 Reverse Share Split $0.0001), of which 709 shares and 709 (Pre-2026 Reverse Share Split 70,875) Class B Ordinary Shares were issued and outstanding as of June 30, 2026 and December 31, 2025, respectively. In total, the Company had 41,250,000 (Pre-2026 Reverse Share Split 4,125,000,000) authorized Ordinary Shares of par value of $0.01 (Pre-2026 Reverse Share Split $0.0001) each, of which 2,322,391 shares and 389,789 (Pre-2026 Reverse Share Split 38,978,780) shares were issued and outstanding as of June 30, 2026 and December 31, 2025, respectively.

Statutory Reserve

The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends. As of June 30, 2026 and December 31, 2025, the balance of the statutory reserves was $740,816 and $740,816, respectively.

Restricted net assets

The Company’s PRC subsidiaries and the UFG entities are restricted in their ability to transfer a portion of their net assets, equivalent to their statutory reserves and their share capital to the Company in the form of loans, advances, or cash dividends. The payment of dividends by entities organized in China is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. As of June 30, 2026 and December 31, 2025, the total restricted net assets amounted to $14,382,727 and $6,382,727, respectively.